Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

The following table sets forth the compensation comparisons to selected company and peer performance measures, in each case as determined in accordance with Item 402(v) of SEC Regulation
S-K.
The “Compensation Actually Paid” and other compensation figures shown here are calculated in accordance with applicable regulatory guidance and do not reflect the Committee’s perspective on compensation, including as actually paid. The Committee’s perspective is described in the discussion beginning on page 41. A discussion of the key differences between calculations made according to applicable regulatory guidance and the Committee’s perspective on compensation begins on page 47.

					Value of Fixed $100 Investment Based On:
Year (1)	Summary Compensation Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Share- holder Return (4)	Peer Group Total Share- holder Return (4, 5)	Net Income (6)	Non-GAAP Pre-Tax Net Income (7)

2024	$16,082,515	$36,380,513	$6,021,208	$12,176,817	$286	$192	$694,098,000	$999,981,000

2023	$13,282,055	$18,009,279	$5,746,478	$7,304,401	$183	$148	$485,255,000	$769,914,000

2022	$12,865,048	$8,864,980	$5,599,912	$4,201,855	$152	$133	$624,874,000	$952,215,000

2021	$13,555,232	$24,502,825	$7,212,128	$11,194,182	$178	$157	$789,271,000	$1,132,395,000

2020	$10,666,487	$16,500,215	$5,029,682	$7,119,305	$126	$111	$476,211,000	$711,624,000

(1)	For each year from 2020 through 2024, our PEO was Ronald J. Kruszewski and the non-PEO NEOs were James M. Zemlyak, Victor J. Nesi, Thomas B. Michaud and James M. Marischen.
(2)	See the Summary Compensation Table, page 48.
(3)
The following table details the adjustments that were made to SCT values to determine Compensation Actually Paid (CAP), as presented in the above table. Fair value was computed consistently with the fair value methodology used to acc
o
unt for share-based payments in the Company’s financial statements. All amounts shown for non-PEO
NEOs are averages.

	Executives	2024	2023	2022	2021	2020
SCT Total	PEO	$16,082,515	$13,282,055	$12,865,048	$13,555,232	$10,666,487
	Non-PEO NEOs	$6,021,208	$5,746,478	$5,599,912	$7,212,128	$5,029,682
– Grant date fair value of stock awards granted in fiscal year	PEO	($9,040,000)	($10,000,000)	($8,000,000)	($4,000,000)	($3,000,000)
	Non-PEO NEOs	($2,592,500)	($3,575,000)	($2,500,000)	($1,337,500)	($1,012,000)
+ Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year	PEO	$12,786,246	$10,375,093	$6,226,094	$5,630,220	$3,320,268
	Non-PEO NEOs	$3,666,867	$3,657,233	$1,945,706	$1,865,021	$1,177,711
± Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	PEO	$16,512,816	$3,825,352	($2,046,115)	$7,056,993	$4,152,204
	Non-PEO NEOs	$5,071,510	$1,307,971	($803,217)	$2,796,338	$1,643,194
+ Fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	PEO	-	-	-	-	$301,852
	Non-PEO NEOs	-	-	-	$17,483	$44,165
± Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	PEO	$38,936	$526,779	($180,047)	$2,260,380	$1,059,404
	Non-PEO NEOs	$9,733	$167,719	($40,546)	$640,712	$236,553
– Fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
+ Dividends or other earnings paid on stock awards in the fiscal year prior to the vesting date that are not otherwise included in the total compensation for the fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
CAP	PEO	$36,380,513	$18,009,279	$8,864,980	$24,502,825	$16,500,215
	Non-PEO NEOs	$12,176,817	$7,304,401	$4,201,855	$11,194,182	$7,119,305

(4)	Total Shareholder Return is based on a $100 common equity investment at the close of December 31, 2019.
(5)
The Peer Group is as reported in the Company’s most recent Form
10-K,
as required by Item 201(e) of Regulation
S-K
and as discussed above on page 39, and is composed of Affiliated Managers Group Inc., Ameriprise Financial, Inc., Evercore Inc., Franklin Resources, Inc., Houlihan Lokey, Inc., Invesco Ltd., Jefferies Financial Group Inc., Lazard Ltd., LPL Financial Holdings Inc., Moelis & Company, Northern Trust Corp., Piper Sandler Companies, Raymond James Financial, Inc. and T. Rowe Price Group, Inc. Cowen Inc. was removed the 2024 peer group list solely because its acquisition resulted in it no longer being in the Company’s line of business or industry.

(6)	See page 47.
(7)
See page 40. Item 402(v) of SEC Regulation
S-K
requires the Company to select and report exactly one performance measure that is both “most important” and not otherwise reported in the above table. The Company has selected this measure because it is the most important primary performance measure used by the Committee in considering NEO compensation. The other primary performance measures, to which the Committee accords great importance, are
Non-GAAP
Net Revenue and
Non-GAAP
diluted

EPS. With respect to
Non-GAAP
Pre-Tax
Net Income, calculations are adjusted for acquisition-related charges other than duplicative expenses and litigation-related expenses. The Committee’s perspective on these and other performance measures is described in more detail beginning on page 41.

Company Selected Measure Name	Non-GAAP Pre-Tax Net Income
Named Executive Officers, Footnote	For each year from 2020 through 2024, our PEO was Ronald J. Kruszewski and the non-PEO NEOs were James M. Zemlyak, Victor J. Nesi, Thomas B. Michaud and James M. Marischen.
Peer Group Issuers, Footnote	The Peer Group is as reported in the Company’s most recent Form
10-K,
as required by Item 201(e) of Regulation
S-K
	and as discussed above on page 39, and is composed of Affiliated Managers Group Inc., Ameriprise Financial, Inc., Evercore Inc., Franklin Resources, Inc., Houlihan Lokey, Inc., Invesco Ltd., Jefferies Financial Group Inc., Lazard Ltd., LPL Financial Holdings Inc., Moelis & Company, Northern Trust Corp., Piper Sandler Companies, Raymond James Financial, Inc. and T. Rowe Price Group, Inc. Cowen Inc. was removed the 2024 peer group list solely because its acquisition resulted in it no longer being in the Company’s line of business or industry.
PEO Total Compensation Amount	$ 16,082,515	$ 13,282,055	$ 12,865,048	$ 13,555,232	$ 10,666,487
PEO Actually Paid Compensation Amount	$ 36,380,513	18,009,279	8,864,980	24,502,825	16,500,215
Adjustment To PEO Compensation, Footnote
(3)
The following table details the adjustments that were made to SCT values to determine Compensation Actually Paid (CAP), as presented in the above table. Fair value was computed consistently with the fair value methodology used to acc
o
unt for share-based payments in the Company’s financial statements. All amounts shown for non-PEO
NEOs are averages.

	Executives	2024	2023	2022	2021	2020
SCT Total	PEO	$16,082,515	$13,282,055	$12,865,048	$13,555,232	$10,666,487
	Non-PEO NEOs	$6,021,208	$5,746,478	$5,599,912	$7,212,128	$5,029,682
– Grant date fair value of stock awards granted in fiscal year	PEO	($9,040,000)	($10,000,000)	($8,000,000)	($4,000,000)	($3,000,000)
	Non-PEO NEOs	($2,592,500)	($3,575,000)	($2,500,000)	($1,337,500)	($1,012,000)
+ Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year	PEO	$12,786,246	$10,375,093	$6,226,094	$5,630,220	$3,320,268
	Non-PEO NEOs	$3,666,867	$3,657,233	$1,945,706	$1,865,021	$1,177,711
± Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	PEO	$16,512,816	$3,825,352	($2,046,115)	$7,056,993	$4,152,204
	Non-PEO NEOs	$5,071,510	$1,307,971	($803,217)	$2,796,338	$1,643,194
+ Fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	PEO	-	-	-	-	$301,852
	Non-PEO NEOs	-	-	-	$17,483	$44,165
± Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	PEO	$38,936	$526,779	($180,047)	$2,260,380	$1,059,404
	Non-PEO NEOs	$9,733	$167,719	($40,546)	$640,712	$236,553
– Fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
+ Dividends or other earnings paid on stock awards in the fiscal year prior to the vesting date that are not otherwise included in the total compensation for the fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
CAP	PEO	$36,380,513	$18,009,279	$8,864,980	$24,502,825	$16,500,215
	Non-PEO NEOs	$12,176,817	$7,304,401	$4,201,855	$11,194,182	$7,119,305

Non-PEO NEO Average Total Compensation Amount	$ 6,021,208	5,746,478	5,599,912	7,212,128	5,029,682
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,176,817	7,304,401	4,201,855	11,194,182	7,119,305
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table details the adjustments that were made to SCT values to determine Compensation Actually Paid (CAP), as presented in the above table. Fair value was computed consistently with the fair value methodology used to acc
o
unt for share-based payments in the Company’s financial statements. All amounts shown for non-PEO
NEOs are averages.

	Executives	2024	2023	2022	2021	2020
SCT Total	PEO	$16,082,515	$13,282,055	$12,865,048	$13,555,232	$10,666,487
	Non-PEO NEOs	$6,021,208	$5,746,478	$5,599,912	$7,212,128	$5,029,682
– Grant date fair value of stock awards granted in fiscal year	PEO	($9,040,000)	($10,000,000)	($8,000,000)	($4,000,000)	($3,000,000)
	Non-PEO NEOs	($2,592,500)	($3,575,000)	($2,500,000)	($1,337,500)	($1,012,000)
+ Fair value at fiscal year-end of outstanding and unvested stock awards granted in fiscal year	PEO	$12,786,246	$10,375,093	$6,226,094	$5,630,220	$3,320,268
	Non-PEO NEOs	$3,666,867	$3,657,233	$1,945,706	$1,865,021	$1,177,711
± Change in fair value of outstanding and unvested stock awards granted in prior fiscal years	PEO	$16,512,816	$3,825,352	($2,046,115)	$7,056,993	$4,152,204
	Non-PEO NEOs	$5,071,510	$1,307,971	($803,217)	$2,796,338	$1,643,194
+ Fair value at vesting of stock awards granted in fiscal year that vested during fiscal year	PEO	-	-	-	-	$301,852
	Non-PEO NEOs	-	-	-	$17,483	$44,165
± Change in fair value as of vesting date of stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	PEO	$38,936	$526,779	($180,047)	$2,260,380	$1,059,404
	Non-PEO NEOs	$9,733	$167,719	($40,546)	$640,712	$236,553
– Fair value as of prior fiscal year-end of stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
+ Dividends or other earnings paid on stock awards in the fiscal year prior to the vesting date that are not otherwise included in the total compensation for the fiscal year	PEO	-	-	-	-	-
	Non-PEO NEOs	-	-	-	-	-
CAP	PEO	$36,380,513	$18,009,279	$8,864,980	$24,502,825	$16,500,215
	Non-PEO NEOs	$12,176,817	$7,304,401	$4,201,855	$11,194,182	$7,119,305

Compensation Actually Paid vs. Total Shareholder Return	CAP versus Company TSR and peer Group TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	CAP versus Non-GAAP Net Income (Loss)
Total Shareholder Return Vs Peer Group	CAP versus Company TSR and peer Group TSR
Tabular List, Table
As required by Item 402(v) of SEC Regulation
S-K,
and consistent with the Company’s Incentive Assessment Framework described on page 24, the following list sets forth, unranked, up to seven of the most important Company performance measures for linking executive compensation to Company performance:

•	Non-GAAP Pre-Tax Net Income

•	Non-GAAP Net Revenue

•	Non-GAAP Diluted Earnings Per Share

•	Non-GAAP Return on Common Equity

•	Total Shareholder Return

•	Non-GAAP Pre-Tax Margin on Net Revenues

•	Book Value Per Share

Total Shareholder Return Amount	$ 286	183	152	178	126
Peer Group Total Shareholder Return Amount	192	148	133	157	111
Net Income (Loss)	$ 694,098,000	$ 485,255,000	$ 624,874,000	$ 789,271,000	$ 476,211,000
Company Selected Measure Amount	999,981,000	769,914,000	952,215,000	1,132,395,000	711,624,000
PEO Name	Ronald J. Kruszewski
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Pre-Tax Net Income
Non-GAAP Measure Description
(7)
See page 40. Item 402(v) of SEC Regulation
S-K
requires the Company to select and report exactly one performance measure that is both “most important” and not otherwise reported in the above table. The Company has selected this measure because it is the most important primary performance measure used by the Committee in considering NEO compensation. The other primary performance measures, to which the Committee accords great importance, are
Non-GAAP
Net Revenue and
Non-GAAP
diluted

EPS. With respect to
Non-GAAP
Pre-Tax
Net Income, calculations are adjusted for acquisition-related charges other than duplicative expenses and litigation-related expenses. The Committee’s perspective on these and other performance measures is described in more detail beginning on page 41.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Diluted Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Return on Common Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Non-GAAP Pre-Tax Margin on Net Revenues
Measure:: 7
Pay vs Performance Disclosure
Name	Book Value Per Share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,040,000)	$ (10,000,000)	$ (8,000,000)	$ (4,000,000)	$ (3,000,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,786,246	10,375,093	6,226,094	5,630,220	3,320,268
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,512,816	3,825,352	(2,046,115)	7,056,993	4,152,204
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					301,852
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,936	526,779	(180,047)	2,260,380	1,059,404
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,592,500)	(3,575,000)	(2,500,000)	(1,337,500)	(1,012,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,666,867	3,657,233	1,945,706	1,865,021	1,177,711
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,071,510	1,307,971	(803,217)	2,796,338	1,643,194
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				17,483	44,165
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,733	$ 167,719	$ (40,546)	$ 640,712	$ 236,553